Debt	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Debt

Note 17 – Debt

(In $ millions)	As at June 30, 2018	As at December 31, 2017
Credit facilities:
$2,000 facility (North Atlantic Drilling) (1)	880	897
$400 facility (1)	130	133
$440 facility (1)	60	62
$1,450 facility (1)	311	318
$360 facility (Asia Offshore Drilling)	210	210
$300 facility (1)	140	142
$1,750 facility (Sevan Drilling) (1)	835	856
$450 facility (1)	255	261
$1,500 facility (1)	1,095	1,112
$1,350 facility (1)	913	931
$950 facility (1)	549	558
$450 facility (2015) (1)	98	101

Total credit facilities	5,476	5,581

Loans contained within VIEs:
$375 facility	237	251
$390 facility	215	226
$475 facility	285	309

Total loans contained within VIEs	737	786

Unsecured bonds:
NOK1,800 bond (2)	231	231
$1,000 bond (2)	843	843
$500 bond (2)	479	479
NOK1,500 bond (NADL) (2)	182	182
$ 600 bond (NADL) (2)	413	413
SEK 1,500 bond (2)	186	186

Total unsecured bonds	2,334	2,334

Total debt principal	8,547	8,701
Less: Debt balance held as subject to compromise	(7,600)	(7,705)

Total debt not subject to compromise	947	996

Less: current portion of debt principal	(91)	(511)

Long-term portion of debt principal	856	485

(1)	Denotes impaired secured credit facilities that were reclassified to “Liabilities subject to compromise” on September 12, 2017
(2)	Denotes unsecured bonds that were reclassified to “Liabilities subject to compromise” on September 12, 2017

The Debtors filing of Bankruptcy on the Petition Date constituted an event of default under our secured credit facilities and unsecured bond facilities and were reported as “Liabilities subject to compromise” on the Consolidated Balance Sheets at December 31, 2017 and June 30, 2018.

During bankruptcy proceedings we continue to make interest payments on the secured credit facilities. These are treated as adequate protection payments which are recognized as a reduction in the principal balance of secured credit facilities held within “Liabilities subject to compromise” in the Consolidated Balance Sheets. $185 million has been recognized as adequate protection payments from Petition Date to June 30, 2018. The Debtors have discontinued recording interest on unsecured bond facilities classified as liabilities subject to compromise from the Petition Date.

Details of the debt issuance costs netted against the non-impaired current and long-term debt for each of the periods presented are shown below.

Outstanding debt as at June 30, 2018
(In $ millions)	Principal outstanding	Less: Debt Issuance Costs	Total Debt
Debt due within one year	91	(1)	90
Long-term debt	856	—	856
Debt held as subject to compromise	7,600	—	7,600

Total	8,547	(1)	8,546

Outstanding debt as at December 31, 2017
(In $ millions)	Principal outstanding	Less: Debt Issuance Costs	Total Debt
Debt due within one year	511	(2)	509
Long-term debt	485	—	485
Debt held as subject to compromise	7,705	—	7,705

Total	8,701	(2)	8,699

The outstanding debt as at June 30, 2018 is repayable as follows:

(In $ millions)	Year ended June 30,
2019	91
2020	57
2021	68
2022	70
2023	523
2024 and thereafter	138

Total debt principal	947

The significant developments relating to our debt in the six months ended June 30, 2018 are explained below.

New Secured Notes on emergence

On July 2, 2018, we raised $880 million of aggregate principle amount of 12.00% senior secured notes due in 2025. The notes bear interest at the annual rate of 4.00% payable in cash plus at the annual rate of 8.00% payable in kind. Under certain circumstances, we may elect to pay the amount of payment in kind interest payable on any interest payment date in cash at an annual rate of 8.00%. Interest will be payable semi-annually in arrears. We have cross-guaranteed the notes on a pari passu basis with our lenders under the senior credit facilities and all other unsecured creditors and is a first ranking guarantee by substantially all of the Company and on a second priority basis by the common collateral.

$360 million senior secured credit facility

In April 2013, our majority owned subsidiary AOD entered into a $360 million senior secured credit facility with a syndicate of banks. The loan had a five year maturity from the initial borrowing date, and bears interest of LIBOR plus 2.75%. In the period ended June 30, 2018, following the Plan of Reorganization, the senior secured credit facility was reclassified to long-term to reflect the maturity extension contemplated.

Ship Finance International Limited (“Ship Finance”) Loans

Ship Finance International Limited loans comprise of three facilities: SFL Hercules Ltd of $375 million entered into in May 2013, SFL Deepwater Ltd of $390 million and SFL Linus Ltd of $475 million both entered into in October 2013. These facilities were taken out with a syndicate of banks and financial institutions. In the period ended June 30, 2018 $200 million of short-term debt of SFL was reclassified to long-term as a result of amending the third-party credit facilities of SFL to conform with the charter payment schedules included as part of the RSA.

Covenants contained in our debt facilities

Credit facilities

The financial covenants contained in our credit facilities post emergence are measured at the RigCo group level. Details of the levels which are required to be maintained under the credit facilities are as follows:

•

Aggregated minimum liquidity requirement for the Group: In summary, and as more particularly set out in the credit facilities, to maintain cash and cash equivalents of at least $525 million within the Group at any time during the period from and including the Effective Date to and including 31 December 2018; and $400 million at any time during the period from and including 1 January 2019 to the final maturity date of the credit facilities;

•

Net leverage ratio: to maintain a ratio of net debt to EBITDA as set out below (which will be tested on each financial quarter commencing with the financial quarter ending on 31 March 2022 until the final maturity date of the credit facilities):

1.	for the twelve months ending 31 March 2022, be equal to or less than 4.5x;

2.	for the twelve months ending 30 June 2022, be equal to or less than 4.2x;

3.	for the twelve months ending 30 September 2022, be equal to or less than 3.9x; and

4.	for the twelve months ending 31 December 2022, be equal to or less than 3.7x.

•

Debt service coverage ratio: in summary to maintain a ratio of EBIDTA to debt services (being all finance charges and principal, as more particularly set out in the credit facilities) equal to or greater than 1:1 (which will be tested on each financial quarter commencing with the financial quarter ending on 31 March 2022 until the final maturity date of the credit facilities).

New Secured Notes

The covenants included in the New Secured Notes agreements entered into on July 2, 2018, limit our restricted subsidiaries and our ability to:

•	pay dividends or make certain other restricted payments or investments;

•	incur additional indebtedness and issue disqualified shares;

•	create liens on assets;

•	amalgamate, merge, consolidate or sell substantially all of our, NSNCo’s, IHCo’s, RigCo’s and their respective subsidiaries and the guarantors’ assets;

•	enter into certain transactions with affiliates;

•	create restrictions on dividends and other payments by our restricted subsidiaries; and

•	guarantee indebtedness by our restricted subsidiaries. The above covenants are subject to important exceptions and qualifications.

Following emergence from Chapter 11 on the Effective Date, with exception of minimum liquidity requirements, we are exempt from financial covenants until 1Q 2021. Thereafter, in addition to minimum liquidity requirements the Group is required to maintain and satisfy certain financial ratios and covenants, relating to net leverage and debt service coverage.

Total gain/loss on debt extinguishment

During the period ended June 30, 2017, we agreed with Archer to convert total outstanding subordinated loans, fees and interest provided to Archer, with a carrying value of $37 million, into a $45 million loan. The fair value of the new loan receivable at the date of conversion was $56 million resulting in a gain of $19 million on debt extinguishment, which is presented within “Net gain/(loss) on debt extinguishment” in our Consolidated Statement of Operations.